CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,483	$ 911	$ (219)
Income and expense items not involving cash flows:
Depreciation and amortization	46	52	91
Amortization of convertible notes premium and warrant	3	(5)	(15)
Accrued severance pay, net	5	(104)	(31)
Stock based compensation related to directors and employees	95	20	102
Stock based compensation related to shares to consultants	51	6	0
Interest expenses paid in shares	0	9	36
Gain from disposal of subsidiaries	0	0	(122)
Gain from forgiveness of debt	(210)	0	0
Changes in operating assets and liabilities:
Increase in other assets	15	(13)	(5)
Decrease (increase) in trade receivables, net and unbilled receivables	(763)	196	84
Decrease (increase) in other accounts receivable and prepaid expenses	(88)	(29)	86
Increase (decrease) in trade payables	165	(357)	356
Increase (decrease) in long-term and short-term deferred revenues, net	400	454	(913)
Increase (decrease) in other accounts payable and accrued expenses	(4)	(615)	603
Increase (decrease) in long-term deferred rent payables	(16)	(12)	82
Net cash provided by operating activities	1,182	513	135
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(24)	(29)	(83)
Long-term receivable	62	142	(192)
Net cash provided (used in) by investing activities	38	113	(275)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit	11	45	186
Restricted cash	(19)	(24)	(140)
Repayment of long-term loan	(635)	(485)	(500)
Proceeds from issuance of share capital	0	75	50
Proceeds from long-term loan	144	129	550
Repayment of long-term convertible debt	(135)	(135)	0
Net cash provided by (used in) financing activities	(634)	(395)	146
EFFECT OF EXCHANGE RATE CHANGES ON CASH	0	0	1
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	586	231	7
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	335	104	97
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	921	335	104
Supplemental disclosure of cash flow activities:
Cash paid during the year for Interest	169	155	136
Cash paid during the year for Income tax	14	18	28
Supplemental disclosure of non-cash investing and financing activities:
Refinancing of short-term bank debt on a long-term basis	0	0	360
Conversion to shares of accrued interest expenses, waivers and deferred charges related to the convertible debt and note	$ 0	$ 9	$ 36